ACQUISITION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
4. ACQUISITION

On June 20, 2014, DNA Crypto Corp. (“DNAC”), a wholly-owned subsidiary of DNA Precious Metals, Inc., signed a definitive asset purchase agreement with Lynx Mining LLC, a Texas limited liability company (“Lynx”), whereby DNAC acquired the assets of Lynx, being its intellectual property rights. As part of the asset purchase agreement, DNAC issued 4.9 million shares of its common stock to Lynx Mining LLC.  Following the issuance of the DNAC common stock, DNA Precious Metals, Inc. owned 5.1 million shares (51%) of the outstanding shares of common stock of DNAC  and Lynx  owns 4.9 million shares (49%) of DNAC common stock.  The issuance of the 10 million shares represents 100% of DNAC’s authorized common stock. Lynx’s contribution of all of its intellectual property rights is in connection with the design of proprietary software to mine bitcoins.  Lynx has developed formulas for how much hashing power must be added to negate the decreased Bitcoin generation.

The intellectual property rights acquired from Lynx did not have significant value as Lynx itself was a start-up entity and there had not been any significant amounts expensed by Lynx to design the proprietary software. The 4.9 million shares of DNAC issued to Lynx was for the proprietary software and had been valued at $10,000 as of the acquisition date which represents the approximate cost the individual owners of Lynx expended to develop the software.

From June 3, 2014 to September 14, 2014, aside from the asset purchase agreement, there had been limited transactions in DNAC as operations had not yet fully commenced. As a result, there was a nominal non-controlling interest shown on the consolidated statement of operations.

Lynx Mining LLC

On August 1, 2014, DNAC entered into an updated Asset Purchase Agreement (“Agreement”) with Lynx Mining LLC. The Agreement rescinds the prior Asset Purchase Agreement entered into between DNAC and Lynx dated June 20, 2014. The updated Agreement takes into account funding obligations by DNA Precious Metals, Inc. into DNAC. The accounting for DNAC as at and for the period ended June 30, 2014 remains the same as stipulated in the original Asset Purchase Agreement dated June 20, 2014.  As part of the new Agreement and subsequent to its execution, the Company has remitted $11,000 to DNAC.

On September 15, 2014 DNA Precious Metals, Inc. terminated for cause the Asset Purchase Agreement entered into July 14, 2014 with Lynx Mining LLC, a Texas limited liability company (“Lynx”).  The intellectual property rights transferred to DNA Crypto, Inc. and the services provided by Lynx to implement the Company’s business plan were deficient.  DNA Precious Metals, Inc. wrote all of the costs associated with this transaction off, and will not pursue any action against Lynx. As a result, no assets or non-controlling equity interest are reflected herein.

Breathe Acquisition and Spin-off of DNA Canada, Inc.

On January 16, 2015, Breathe eCigs Corp., a Tennessee corporation (“Breathe”), entered into a Share Exchange Agreement (the “Exchange Agreement”) with the Company, whereby the Company acquired all of the issued and outstanding shares of common stock of Breathe in consideration for the issuance of 150,000,000 shares of common stock.

As a result of the transaction effected by the Exchange Agreement, at closing Breathe became a wholly owned subsidiary of the Company, with the former Breathe shareholders owning approximately 56% of the then issued and outstanding common stock of the Company.

The Company declared a stock dividend to its shareholders of record as of February 3, 2015 of its wholly owned subsidiary, DNA Canada, Inc. Each shareholder of record on this date will receive one share of DNA Canada, Inc. for every two shares of DNA Precious Metals Inc. owned by the shareholder on this date. All stock dividends will be rounded down to the next whole number. With the completion of the stock dividend, the Company, no longer has an equity interest in DNA Canada, Inc.

The former shareholders of Breathe participating in the stock dividend were required to tender for redemption any shares of DNA Canada, Inc. common stock received pursuant to the stock dividend in accordance with the Exchange Agreement.

With the acquisition of Breathe, management determined that it would be in the best interest of the Company and its shareholders to operate each company separate and independently of each other. The operation of DNA Canada, Inc. and Breathe were inconsistent. Breathe is a manufacturer and distributor of e-cigarette and related products while DNA Canada, Inc. is an exploration stage mining company. The spin-off of DNA Canada, Inc. will allow each company to focus on its principal business activity and facilitate capital formation.

On March 5, 2015, the Company and Breathe entered into an Agreement and Plan of Merger pursuant to which the Company merged with its wholly owned subsidiary, Breathe. Upon the consummation of the Merger on March 11, 2015, the separate existence of Breathe ceased, and the shareholders of the Company became shareholders of the surviving company, named Breathe eCig Corp. As permitted under Nevada law, the sole purpose of the Merger was to effect a change to the Company’s name from DNA Precious Metals, Inc. to Breathe eCig Corp. This change to the Amended Articles of Incorporation and name change took effect on March 11, 2015.

The Company acquired the assets as noted below in consideration of the 150,000,000 shares in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price in was allocated as follows:

Net Assets Purchased
Accounts payable and other current liabilities	$(50,606)
Goodwill	9,050,606
Purchase Price	$9,000,000

The goodwill will not be amortized but it will be tested annually for impairment.

With the spinoff of DNA Canada, Inc., in accordance with ASC 505-60-55-1, the following assets and liabilities were transferred to the new company in the form of a dividend:

Net Assets Spun-off
Prepaid expenses	$191,584
Fixed assets	138,049
Mining rights	1,035,818
Accounts payable	(111,275)
Asset retirement obligation	(107,749)
Note payable	(125,451)
Accumulated comprehensive income	114,446
Due to Company	(5,296,228)
Adjustment to Additional Paid in Capital	$(4,160,806)

The $5,296,228 represents the receivable that the Company would be due from DNA Canada, Inc. upon spinoff. This amount is not expected to be received as DNA Canada, Inc. does not have sufficient cash to repay the balance due. The Company has written off this receivable balance against the additional paid in capital of $4,160,806, and the remaining $1,135,422 will be reflected as a dividend.

The following table shows pro-forma results for the six and three months ended June 30, 2015 and 2014 as if the acquisition had occurred on January 1, 2013. These unaudited pro forma results of operations are based on the historical financial statements and related notes of each of Breathe and the Company without DNA Canada, Inc. included.

	For the six months ended June 30,		For the three months ended June 30,
	2015	2014	2015	2014
Revenues	$6,000	$-	$6,000	$-
Net loss	(6,696,333)	(1,078,536)	(5,675,476)	(482,440)
Net loss per share	(0.01)	(0.01)	(0.01)	(0.01)

On June 20, 2014, DNA Crypto Corp. (“DNAC”), a wholly-owned subsidiary of DNA Precious Metals, Inc., signed a definitive asset purchase agreement with Lynx Mining LLC, a Texas limited liability company (“Lynx”), whereby DNAC acquired the assets of Lynx, being its intellectual property rights. As part of the asset purchase agreement, DNAC issued 4.9 million shares of its common stock to Lynx Mining LLC.  Following the issuance of the DNAC common stock, DNA Precious Metals, Inc. owned 5.1 million shares (51%) of the outstanding shares of common stock of DNAC  and Lynx  owns 4.9 million shares (49%) of DNAC common stock.  The issuance of the 10 million shares represents 100% of DNAC’s authorized common stock. Lynx’s contribution of  all of its intellectual property rights is in connection with the design of proprietary software to mine bitcoins.  Lynx has developed formulas for how much hashing power must be added to negate the decreased Bitcoin generation.

The intellectual property rights acquired from Lynx did not have significant value as Lynx itself was a start-up entity and there had not been any significant amounts expensed by Lynx to design the proprietary software. The 4.9 million shares of DNAC issued to Lynx was for the proprietary software and had been valued at $10,000 as of the acquisition date which represents the approximate cost the individual owners of Lynx expended to develop the software.

From June 3, 2014 to September 14, 2014, aside from the asset purchase agreement, there had been limited transactions in DNAC as operations had not yet fully commenced. As a result, there was a nominal non-controlling interest shown on the consolidated statement of operations.

On August 1, 2014, DNAC entered into an updated Asset Purchase Agreement (“Agreement”) with Lynx Mining LLC. The Agreement rescinds the prior Asset Purchase Agreement entered into between DNAC and Lynx dated June 20, 2014. The updated Agreement takes into account funding obligations by DNA Precious Metals, Inc. into DNAC. The accounting for DNAC as at and for the period ended June 30, 2014 remains the same as stipulated in the original Asset Purchase Agreement dated June 20, 2014.  As part of the new Agreement and subsequent to its execution, the Company has remitted $11,000 to DNAC.

On September 15, 2014 DNA Precious Metals, Inc. terminated for cause the Asset Purchase Agreement entered into July 14, 2014 with Lynx Mining LLC, a Texas limited liability company (“Lynx”).  The intellectual property rights transferred to DNA Crypto, Inc. and the services provided by Lynx to implement the Company’s business plan were deficient.  DNA Precious Metals, Inc. wrote all of the costs associated with this transaction off, and will not pursue any action against Lynx. As a result, no assets or non-controlling equity interest are reflected herein.